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January 1, 2008
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Fund Profile

T. Rowe Price

Spectrum Growth Fund

Spectrum Income Fund

Spectrum International Fund

Three broadly diversified growth, income, and international funds that invest in other T. Rowe Price funds.

This profile summarizes key information about the funds that is included in the funds` prospectus. The funds` prospectus includes additional information about the funds, including a more detailed description of the risks associated with investing in each fund that you may want to consider before you invest. You may obtain the prospectus and other information about the funds at no cost by calling 1-800-638-5660 or by visiting our Web site at
troweprice.com.

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Fund Profile

T. Rowe Price Spectrum Fund, Inc.

Spectrum Growth Fund — PRSGX
Spectrum Income Fund — RPSIX
Spectrum International Fund — PSILX

What is each fund`s objective?

Income Fund seeks a high level of current income with moderate share price fluctuation.

Growth Fund seeks long-term capital appreciation and growth of income with current income a secondary objective.

International Fund seeks long-term capital appreciation.

What is each fund`s principal investment strategy?

Each fund normally diversifies its assets widely among a set of T. Rowe Price mutual funds representing specific market segments. Each Spectrum Fund seeks to maintain broad exposure to several markets in an attempt to reduce the impact of markets that are declining and to benefit from good performance in particular market segments over time.

Income Fund normally invests in domestic and international bond funds, a money market fund, and an income-oriented stock fund.

Growth Fund normally invests in domestic and international equity funds and a money market fund.

International Fund normally invests in developed and emerging market equity funds, a money market fund, and, from time to time, international bond funds.

Within the ranges shown in Table 1, managers decide how much of each fund`s assets to allocate to underlying fund investments based on their outlook for, and on the relative valuations of, the underlying funds and the various markets in which they invest.

Each fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

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Fund Profile

Table 1  Asset Allocation Ranges for Underlying Funds  (Continued)
Income Fund	Investment Range	Growth Fund	Investment Range	International Fund	Investment Range
Corporate Income	0—10%	Blue Chip Growth	5—20%	Emerging Europe & Mediterranean	0—15%
Emerging Markets Bond	0—10	Emerging Markets Stock	0—10	Emerging Markets Bond	0—15
Equity Income	10—25	Equity Income	5—20	Emerging Markets Stock	0—20
GNMA	5—20	Growth Stock	5—20	European Stock	0—30
High Yield	10—25	International Growth & Income	0—15	International Bond	0—20
International Bond	5—20	International Stock	0—15	International Discovery	0—20
New Income	10—25	Mid-Cap Value	0—15	International Growth & Income	0—35
Short-Term Bond	0—15	New Horizons	10—25	International Stock	0—55
Summit Cash Reserves	0—25	Summit Cash Reserves	0—25	Japan	0—30
U.S. Treasury Long-Term	0—15	Value	5—20	Latin America	0—15
				New Asia	0—20
				Overseas Stock	0—35
				Summit Cash Reserves	0—25
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Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time each fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of each fund`s securities may change after they are purchased, and this may cause the amount of each fund`s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction. However, purchases by a fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

Further information about each fund`s investments, including a review of market conditions and fund strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of these documents, call 1-800-638-5660. These documents are also available at troweprice.com.

What are the main risks of investing in the funds?

Each Spectrum Fund`s broad diversification is designed to cushion severe losses in any one investment sector and moderate the funds` overall price swings. However, the funds` share prices will fluctuate as the prices of the underlying funds

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Fund Profile

rise or fall with changing market conditions. The Income Fund should experience lower price volatility than the equity-focused funds. Each fund carries some particular risk considerations:

Income Fund

This fund`s share price will typically move in the opposite direction of U.S. interest rates, so a rise in rates, or interest rate risk, represents the most important source of risk. Interest rate risk will increase to the extent the fund invests in underlying funds with longer maturity bonds. There is also exposure to credit risk: issuers of corporate bonds held by the underlying funds may have their credit ratings downgraded or they may default. Such events could reduce the fund`s share price and income level. Credit risk for the fund increases to the extent it invests in high-yield ("junk") bonds, primarily through the High Yield Fund. The fund is exposed to the risks of international investing to the extent it invests overseas, primarily through the International Bond and Emerging Markets Bond Funds. For example, weakening foreign currencies versus the U.S. dollar would typically reduce returns from bonds denominated in other currencies. In addition, emerging market bonds are subject to the special political and economic risks of developing or newly industrialized countries. To the extent that the Income Fund invests in stocks through the Equity Income Fund, its share price would be hurt by stock market declines.

Growth Fund

As with all equity funds, this fund`s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for a particular underlying fund or the industries or companies in which it invests may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of the growth potential of underlying funds held by the fund may prove incorrect, resulting in losses or poor performance even in a rising market.

In addition to the general stock market risks assumed by the funds held in this portfolio, certain underlying holdings carry additional risks. The fund`s investments in small- and mid-cap companies, primarily through the New Horizons and Mid-Cap Value Funds, may experience greater price swings than its investments in funds holding larger stocks. To the extent the fund invests in foreign securities, primarily through the International Stock, International Growth & Income, and Emerging Markets Stock Funds, it is also subject to the risk that it may lose value due to declining foreign currencies or adverse political or economic events overseas.

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Fund Profile

Equity investors should have a long-term investment horizon and be willing to wait out bear markets.

International Fund

This fund is subject to the general stock and bond market risks noted previously. Because it can invest only up to 35% of assets in foreign bond funds, its performance will primarily be influenced by stock fund risks. Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. These risks include fluctuations in foreign exchange rates that can significantly increase or decrease the dollar value of a foreign investment, boosting or offsetting its local market return. For example, weakening foreign currencies versus the U.S. dollar would typically lower returns for U.S. investors. Investing in foreign markets may also involve higher costs and lower liquidity. Government interference in capital markets, such as capital or currency controls, nationalization of companies or industries, expropriation of assets, or imposition of punitive taxes would have an adverse effect on the fund.

To the extent the fund has investments in emerging market countries, primarily through the Emerging Europe & Mediterranean, Emerging Markets Stock, Latin America, or New Asia Funds, it will be more subject to abrupt and severe price declines. Many of the economic and political structures of these countries do not compare favorably with the U.S. in terms of wealth and stability, and their financial markets may lack liquidity. Therefore, investments in these countries are much riskier than investments in mature markets.

As with any mutual fund, there can be no guarantee the funds will achieve their objectives.

Each fund`s share price may decline, so when you sell your shares, you may lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How can I tell which fund is most appropriate for me?

Consider your investment goals, your time horizon for achieving them, and your tolerance for risk.

If you would like a one-stop approach to broad diversification and can accept the possibility of moderate share price declines in an effort to achieve relatively high income, Income Fund could be an appropriate part of your overall investment strategy.

If you would like a one-stop approach to broad diversification and can accept the possibility of share price declines in an effort to achieve long-term capital appreciation and some current income, Growth Fund could be an appropriate part of your overall investment strategy.

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Fund Profile

If you would like a one-stop approach to broad international diversification and can accept the possibility of significant share price declines in an effort to achieve long-term capital appreciation, International Fund could be an appropriate part of your overall investment strategy.

The fund or funds you select should not represent your complete investment program or be used for short-term trading purposes.

Each fund can be used in both regular and tax-deferred accounts, such as IRAs.

How has each fund performed in the past?

The bar charts showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. Past fund returns (before and after taxes) are not necessarily an indication of future performance.

The funds can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by the shareholder may influence returns. Actual after-tax returns depend on each investor`s situation and may differ from those shown. After-tax returns are not relevant if the shares are held in a tax-deferred account, such as a 401(k) or IRA. During periods of fund losses, the post-liquidation after-tax return may exceed the fund`s other returns because the loss generates a tax benefit that is factored into the result.

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Fund Profile

Table 2  Average Annual Total Returns (Continued)
	Periods ended 12/31/07
	1 year	5 years	10 years
Income Fund
Returns before taxes	6.19%	7.85%	6.47%
Returns after taxes on distributions	4.22	6.41	4.48
Returns after taxes on distributions and sale of fund shares	4.16	6.08	4.39
Lehman Brothers U.S. Aggregate Index	6.97	4.42	5.97
Lipper General Bond Funds Average	3.27	5.46	4.66
Growth Fund
Returns before taxes	8.65	16.41	8.09
Returns after taxes on distributions	7.68	15.92	6.92
Returns after taxes on distributions and sale of fund shares	6.54	14.37	6.55
S&P 500 Index	5.50	12.83	5.91
Lipper Multi-Cap Core Funds Index	5.97	14.08	6.46
International Fund
Returns before taxes	15.73	22.08	9.26
Returns after taxes on distributions	14.05	21.25	8.00
Returns after taxes on distributions and sale of fund shares	10.96	19.32	7.49
Combined Index (90% MSCI EAFE Index/10% J.P. Morgan Non-U.S. Dollar Government Bond Index)	11.66	20.61	8.87
Lipper International Multi-Cap Core Funds Average	12.18	20.77	9.09
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Fund Profile

Returns are based on changes in principal value, reinvested dividends, and capital gain distributions, if any. Returns before taxes do not reflect effects of any income or capital gains taxes. Taxes are computed using the highest federal income tax rate. The after-tax returns reflect the rates applicable to ordinary and qualified dividends and capital gains effective in 2003. The returns do not reflect the impact of state and local taxes. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of fund shares assume the shares were sold at period-end and, therefore, are also adjusted for any capital gains or losses incurred by the shareholder. Market indexes do not include expenses, which are deducted from fund returns, or taxes.

Lehman Brothers U.S. Aggregate Index tracks domestic investment-grade bonds, including corporate, government, and mortgage-backed securities.

S&P 500 Index tracks the stocks of 500 U.S. companies.

MSCI EAFE Index tracks the stocks of more than 1,000 companies in Europe, Australasia, and the Far East (EAFE).

J.P. Morgan Non-U.S. Dollar Government Bond Index tracks government bonds in 12 international markets.

What fees and expenses will I pay?

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The shares that are offered in this profile are 100% no load. The Spectrum International Fund imposes a 2.00% redemption fee, payable to the fund, on shares purchased and held less than 90 days. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b1 fees. While the funds themselves impose no fees or charges, they will indirectly bear their pro-rata share of the expenses of the underlying funds. The following table shows the expenses each fund will bear based on the expected allocation to, and the expected average expense ratio of, the underlying (acquired) funds.
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Fund Profile

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Table 3  Fees and Expenses of the Funds*
Fund	Redemption feea	Management fee	Other expenses b	Acquired fund fees and expenses	Total annual fund operating expenses

Income	—	0.00%	0.00%	0.70%	0.70%
Growth	—	0.00	0.00	0.81	0.81
International	2.00%	0.00	0.00	0.97	0.97
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*Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund. Accounts with less than a $2,000 balance (with certain exceptions) are subject to a $10 fee.

aOn shares purchased and held for 90 days or less.

bThe expenses of each Spectrum Fund are expected to be borne by the underlying funds in which they invest.

Example.  The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in these funds with that of other mutual funds. Although your actual costs may be higher or lower, the table uses the net expenses to show how much you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, hold the investment for the following periods, and then redeem:

Fund	1 year	3 years	5 years	10 years
Income	$72	$224	$390	$871
Growth	83	259	450	1,002
International	99	309	536	1,190

Who manages the funds?

T. Rowe Price serves as investment manager for the Spectrum Growth and
Spectrum Income Funds as well as all of the underlying domestic funds. T. Rowe Price International serves as investment manager for the Spectrum International Fund. T. Rowe Price International or an affiliate serves as the investment manager for all of the underlying international funds. Each manager is responsible for the selection and management of fund portfolio investments.

T. Rowe Price and T. Rowe Price International are wholly owned subsidiaries of T. Rowe Price Group, Inc. Their U.S. offices are located at 100 East Pratt Street, Baltimore, Maryland 21202.

Spectrum Income and Spectrum Growth Funds

Edmund M. Notzon III manages the funds day to day and has been chairman of their Investment Advisory Committee since 1998. He has been managing investments since joining T. Rowe Price in 1989.

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Fund Profile

Spectrum International Fund

David J.L. Warren manages the fund day to day and has been chairman of its Investment Advisory Committee since 2004. He joined T. Rowe Price International in 1983 and has 23 years of experience in equity research, fixed-income research, and portfolio management.

To participants in employer-sponsored retirement plans: The following questions and answers about buying and selling shares and services do not apply to your plan. Please call your plan`s toll-free number for additional information. Also note that this profile may include funds not available through your plan.

How can I purchase shares?

Fill out the New Account Form and return it with your check in the postpaid envelope. The minimum initial purchase is $2,500 ($1,000 for IRAs and gifts or transfers to minors). The minimum subsequent investment is $100 ($50 for IRAs, gifts or transfers to minors, or Automatic Asset Builder). You can also open an account by bank wire, by exchanging from another T. Rowe Price fund, or by transferring assets from another financial institution.

How can I sell shares?

You may redeem or sell any portion of your account on any business day. Simply write to us or call. You can also access your account at any time via Tele*Access SM or our Web site. We offer convenient exchange among our entire family of domestic and international funds. Restrictions may apply in special circumstances, and some redemption requests need a signature guarantee.

When will I receive income and capital gain distributions?

Spectrum Income Fund distributes income monthly and net capital gains, if any, at year-end. Spectrum Growth and Spectrum International Funds distribute income and net capital gains, if any, at year-end. For regular accounts, income and short-term gains are taxable at ordinary income rates, and long-term gains are taxable at the capital gains rate. Distributions are reinvested automatically in additional shares unless you choose another option, such as receiving a check. Distributions paid to IRAs and employer-sponsored retirement plans are automatically reinvested.

What services are available?

A wide range, including, but not limited to:

  retirement plans for individuals and large and small businesses;

  automated information and transaction services by telephone or computer;

  electronic transfers between fund and bank accounts;

  automatic investing and automatic exchange; and

  brokerage services, including cash management features.

  Fund Profile

  T. Rowe Price Associates, Inc.

  100 East Pratt Street

  Baltimore, MD 21202

  troweprice.com

  RPS C08-035

  T. Rowe Price Investment Services, Inc., Distributor.